SCUDDER
                                                                    INVESTMENTS


                           Core/Large Cap Funds
                           Advisor Classes A, B and C
Prospectus
--------------------------------------------------------------------------------


                              Scudder Blue Chip Fund
                               February 1, 2001, as revised June 11, 2001

                              Scudder Focus Value+Growth Fund
                               February 1, 2001, as revised June 11, 2001

                              Scudder Growth and Income Fund
                               December 29, 2000, as revised June 11, 2001

                              Scudder Research Fund
                               January 1, 2001, as revised June 11, 2001

                              Scudder Total Return Fund
                               February 1, 2001, as revised June 11, 2001

      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                        How to Invest in the Funds

     4  Scudder Blue Chip Fund                42  Choosing a Share Class

     8  Scudder Focus Value+Growth            47  How to Buy Shares
        Fund
                                              48  How to Exchange or Sell
    12  Scudder Growth and Income                 Shares
        Fund
                                              49  Policies You Should Know
    16  Scudder Research Fund                     About

    20  Scudder Total Return Fund             57  Understanding Distributions
                                                  and Taxes
    24 Other Policies and Risks

    26  Who Manages and Oversees
        the Funds

    29  Financial Highlights

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal, and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                   Class A     Class B   Class C

                                 ticker symbol     KBCAX       KBCBX       KBCCX
                                   fund number     031         231         331

  Scudder Blue Chip Fund
  formerly Kemper Blue Chip Fund

--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks growth of capital and of income.

             The fund normally invests at least 65% of total assets in common stocks of large U.S. companies (those with market values of $1 billion or more). As of December 31, 2000, companies in which the fund invests have a median market capitalization of approximately $36 billion.

             In choosing stocks, the portfolio managers look for attractive "blue chip" companies: large, well-known, established companies with sound financial strength whose stock price is attractive relative to potential growth. The managers look for factors that could signal future growth, such as new management, products or business strategies.

             The managers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

             The fund normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.


--------------------------------------------------------------------------------
OTHER INVESTMENTS While the fund invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them all.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

             To the extent that the fund invests in a given market sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

             Other factors that could affect performance include:

               o the  managers  could be wrong in their  analysis of  companies, industries, economic trends or other matters

               o growth stocks may be out of favor for certain periods

               o foreign  securities  may be  more  volatile  than  their  U.S.
                 counterparts, for reasons such as currency fluctuations andpolitical and economic uncertainty

               o derivatives could produce disproportionate losses

               o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors with long-term goals who are interested in a core stock investment.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the performance figures for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did returns would be lower. The table shows how the performance for the fund's Class A, B and C shares compares with two broad-based market indices (which, unlike the fund, have no fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder Blue Chip Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           44.43
1992           -1.20
1993            3.82
1994           -5.16
1995           31.72
1996           27.70
1997           26.21
1998           14.40
1999           26.08
2000           -8.67



Best Quarter: 19.21%, Q4 1998             Worst Quarter: -13.02%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A                                   -13.92          14.88         13.99
--------------------------------------------------------------------------------
Class B                                   -12.07          15.15         13.71
--------------------------------------------------------------------------------
Class C                                    -9.37          15.34         13.80
--------------------------------------------------------------------------------
Index 1                                    -9.10          18.33         17.46
--------------------------------------------------------------------------------
Index 2                                    -7.79          18.16         17.67
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Index, an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the United States and whose common stocks are traded there.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                   Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)               5.75%         None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*        4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.55%        0.55%         0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25         1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                              0.33         0.38          0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses               1.13         1.93          1.90
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.


Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same.

It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                          1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------

Class A shares                    $684         $913        $1,161       $1,871
--------------------------------------------------------------------------------
Class B shares                     596          906         1,242        1,855
--------------------------------------------------------------------------------
Class C shares                     293          597         1,026        2,222
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                    $684         $913        $1,161       $1,871
--------------------------------------------------------------------------------
Class B shares                     196          606         1,042        1,855
--------------------------------------------------------------------------------
Class C shares                     193          597         1,026        2,222
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Class A     Class B   Class C

                                 ticker symbol     KVGAX       KVGBX     KVGCX
                                   fund number     123         223       323

  Scudder Focus Value+Growth Fund
  formerly Kemper Value+Growth Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks growth of capital through a portfolio of growth and value stocks.

             The fund normally invests at least 65% of total assets in U.S. common stocks. Although the fund can invest in stocks of any size, it mainly chooses stocks from among the 1,000 largest (as measured by market capitalization). The fund manages risk by investing in both growth and value stocks. The fund seeks to maintain an approximately equal allocation of assets between growth securities and value securities and will periodically rebalance its assets to maintain a 50% allocation of invested assets to each discipline.

             The fund retains two portfolio management teams dedicated to managing the growth and value portions of the fund, respectively. Each team focuses its investment on a core number of common stocks. Currently, it is anticipated that each team will invest in approximately 15-30 stocks.

             In choosing growth stocks, the managers look for companies with a history of above-average growth, attractive prices relative to potential growth and sound financial strength, among other factors. With value stocks, the managers look for companies whose stock prices are low in light of earnings, cash flow and other valuation measures, while also considering such factors as improving fundamentals and management strategy.

             The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or to adjust the proportions of growth and value stocks.


OTHER INVESTMENTS While the fund invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Also, because each portfolio management team invests independently, it is possible that each team may hold the same security or both teams may favor the same industry.

             It is also possible that one team may buy a security at the same time that the other team is selling it, resulting in no significant change in the overall fund but creating additional costs for the fund. Because the managers periodically rebalance the fund to maintain an approximately even allocation between growth and value securities, the fund may also incur additional costs since sales of fund securities may result in higher portfolio turnover.

             In any given period, either growth stocks or value stocks will generally lag the other; because the fund invests in both, it is likely to lag any fund that focuses on the type of stock that outperforms during that period, and at times may lag both.

             Other factors that could affect performance include:

               o the managers  could be wrong in their  analysis of  industries, companies, the relative attractiveness of growth stocks and value stocks or other matters

               o foreign  securities  may be  more  volatile  than  their  U.S.
                 counterparts, for reasons such as currency fluctuations and political and economic uncertainty

               o derivatives could produce disproportionate losses

               o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
This fund is designed for investors with long-term goals interested in exposure to both growth and value stocks in a single fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. Prior to June 11, 2001, the fund was named Kemper Value+Growth Fund and operated with a different investment strategy and a different advisor managed the growth portion of the fund. Performance would have been different if the fund's current policies and subadvisor/multi-manager arrangement had been in effect. The bar chart shows how the performance figures for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did returns would be lower.

The table shows how the performance for the fund's Class A, B and C shares compare with a broad-based market index (which, unlike the fund, has no fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Focus Value+Growth Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1996           25.56
1997           24.52
1998           18.88
1999           16.69
2000           -5.56

Best Quarter: 20.65%, Q4 1998             Worst Quarter: -12.62%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                            1 Year              5 Years        Since Inception*
--------------------------------------------------------------------------------
Class A                     -10.99               14.06               14.83
--------------------------------------------------------------------------------
Class B                      -8.73               14.37               15.13
--------------------------------------------------------------------------------
Class C                      -6.51               14.43               15.17
--------------------------------------------------------------------------------
Index 1                      -9.10               18.33               19.11
--------------------------------------------------------------------------------
Index 2                      -7.79               18.16               18.87
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Index, an unmanaged price-only index of the largest 1,000 capitalized companies that are domiciled in the United States and whose common stocks are traded there.

In 1995, 1996, 1998 and 1999, for Class A shares, and in 1995 through 1999, for Class B and C shares, total returns would have been lower in the table and the bar chart if operating expenses hadn't been reduced.

*   Since 10/16/1995. Index comparisons begin 10/31/1995.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                          Class A   Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(% of offering price)                               5.75%      None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                    None*     4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                       0.72%     0.72%      0.72%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                     0.25      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.33      0.38       0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.30      2.10       2.07
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.


Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $700         $963      $1,247       $2,053
--------------------------------------------------------------------------------
Class B shares                        613          938       1,329        2,039
--------------------------------------------------------------------------------
Class C shares                        310          649       1,114        2,400
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $700         $963      $1,247       $2,053
--------------------------------------------------------------------------------
Class B shares                        213          658       1,129        2,039
--------------------------------------------------------------------------------
Class C shares                        210          649       1,114        2,400
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Class A     Class B    Class C

                                   ticker symbol  SUWAX       SUWBX      SUWCX
                                     fund number  464         664        764

  Scudder Growth and Income Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks long-term growth of capital, current income and growth of income while actively seeking to reduce downside risk as compared with other growth and income funds. The fund invests at least 65% of total assets in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The fund does not invest in securities issued by tobacco-producing companies.

             In choosing stocks for the fund, the portfolio managers consider both yield and other valuation and growth factors, meaning that they focus the fund's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the fund's benchmark index, the S&P 500. The fund may invest in dividend paying and non-dividend paying stocks.

             The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

             The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented in the fund's portfolio.

             The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups.

-
OTHER INVESTMENTS Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments, and may not use them at all.

             The managers use several strategies in seeking to reduce risk, including: (i) managing risk associated with investment in specific companies by using fundamental analysis, valuation, and by adjusting position sizes; (ii) portfolio construction emphasizing diversification, blending stocks with a variety of different attributes, including value and growth stocks; and (iii) diversifying across many sectors and industries.

             The fund normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

             To the extent that the fund focuses on a given industry or a particular size of a company, factors affecting that industry or size of a company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

             Other factors that could affect performance include:

               o the  managers  could be wrong in  their  analysis  of  economic trends, industries, companies or other matters

               o to the extent that the fund  invests  for  income,  it may miss opportunities in faster-growing stocks

               o derivatives could produce disproportionate losses

               o the fund's  risk  management  strategies  could make  long-term performance somewhat lower than it would have been without these strategies

               o at times, it could be hard to value some  investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
This fund is designed for investors interested in a relatively conservative fund to provide growth and some current income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class A (formerly Class R) was August 2, 1999. In the bar chart, the performance figures for Class A shares for the period prior to its inception are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower.

In the table, the performance figures for each share class for the periods prior to its inception (August 2, 1999 for Class A and December 29, 2000 for Classes B and C) are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus. In addition, the performance figures for Class A since its inception have been adjusted to reflect the current applicable sales charge of Class A.

Scudder Growth and Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 1990            -2.60
 1991            27.81
 1992             9.27
 1993            15.27
 1994             2.32
 1995            30.82
 1996            21.84
 1997            29.95
 1998             5.78
 1999             5.18


2000 Total Return as of September 30: 1.62%

Best Quarter: 15.19%, Q2 1997             Worst Quarter: -13.45%, Q3 1998


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                      -0.87               16.78               13.30
--------------------------------------------------------------------------------
Class B                       1.86               17.15               13.13
--------------------------------------------------------------------------------
Class C                       5.04               17.41               13.16
--------------------------------------------------------------------------------
Index                        21.04               28.54               18.20
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

In both the chart and the table, total returns for 1992 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.


Fee Table                                    Class A      Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               5.75%         None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*        4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.45%        0.45%        0.45%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25%        1.00%        1.00%
--------------------------------------------------------------------------------
Other Expenses**                              0.33%        0.38%        0.35%
--------------------------------------------------------------------------------
Total Annual Operating Expenses               1.03%        1.83%        1.80%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                $674          $884         $1,111        $1,762
--------------------------------------------------------------------------------
Class B shares                 586           876          1,190         1,745
--------------------------------------------------------------------------------
Class C shares                 283           566            975         2,116
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                $674          $884         $1,111        $1,762
--------------------------------------------------------------------------------
Class B shares                 186           576            990         1,745
--------------------------------------------------------------------------------
Class C shares                 183           566            975         2,116
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Class A     Class B    Class C

                                   ticker symbol  SRHAX       SRHBX      SRHCX
                                     fund number  120         220        320

  Scudder Research Fund
  formerly Kemper Research Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks long-term growth of capital.

             The fund normally invests at least 65% of total assets in large U.S. companies (those with market values of $1 billion or more). These investments are primarily common stocks, but may include preferred stocks and securities convertible into common stocks.

             The fund invests in securities based on the top research recommendations of the investment advisor's industry research analysts and other investment specialists. In making their recommendations, the analysts and specialists look for companies that have sound finances, effective management, strong product franchises, good business prospects and established competitive positions, among other factors. These may be companies that appear to offer the potential for sustainable above-average growth of earnings or revenues as well as companies whose stock prices appear low in light of other measures of worth, such as price-to-earnings ratios.

             The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented. Typically, the fund's sector weightings closely mirror those of the S&P 500 Index.

             The fund normally will sell a stock when the managers believe its fundamental qualities have deteriorated, market conditions have changed, the company no longer qualifies as a large company or it has performed below expectations.


OTHER INVESTMENTS Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

             To the extent that the fund focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

             In any given period, either growth stocks or value stocks will generally lag the other; because the fund invests in both, it is likely to lag any fund that focuses on the type of stock that outperforms during that period, and may lag both.

            Other factors that could affect performance include:

               o the  managers  could be wrong in their  analysis of  companies, industries, economic trends or other matters

               o growth stocks may have  above-average  volatility or may be out of favor for certain periods

               o derivatives could produce disproportionate losses

               o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
This fund may be suitable for investors who are interested in a diversified long-term growth fund that focuses on the advisor's top research recommendations.

The Fund's Performance History

Although past performance isn't necessarily a sign of how a fund will do in the future, it can be valuable for an investor to know. The performance of the fund reflects performance for the period during which the fund was a "limited distribution" fund known as Kemper Research Fund (through 12/31/2000). Because the fund did not have significant inflows of capital when it was open only to a limited group of investors, its performance during the periods shown may have been different than if it had operated with a wider distribution.

The bar chart shows the performance figures for the fund's first complete calendar year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower.

The table shows how these performance figures for the fund's Class A, B and C shares compare with a broad-based market index (which, unlike the fund, has no fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Research Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                                 Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999           29.68


2000 Total Return as of September 30: 1.30%

Best Quarter: 24.57%, Q4 1999             Worst Quarter: -5.99%, Q3 1999


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                                          1 Year
--------------------------------------------------------------------------------
Class A                                                    22.22
--------------------------------------------------------------------------------
Class B                                                    28.53
--------------------------------------------------------------------------------
Class C                                                    28.53
--------------------------------------------------------------------------------
Index                                                      21.04
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index, an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

In both the chart and the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                         Class A    Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)                     5.75%       None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(% of redemption proceeds)                          None*      4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                      0.70%      0.70%      0.70%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                    0.25       1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                    0.36       0.41       0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses                     1.31       2.11       2.08
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Information has been restated to reflect a new fixed rate administrative fee.


Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $701         $966       $1,252        $2,063
--------------------------------------------------------------------------------
Class B shares                    614          961        1,334         2,050
--------------------------------------------------------------------------------
Class C shares                    311          652        1,119         2,410
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $701         $966       $1,252        $2,063
--------------------------------------------------------------------------------
Class B shares                    214          661        1,134         2,050
--------------------------------------------------------------------------------
Class C shares                    211          652        1,119         2,410
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Class A     Class B   Class C

                                 ticker symbol     KTRAX       KTRBX     KTRCX
                                   fund number     002         202       302

  Scudder Total Return Fund
  formerly Kemper Total Return Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks the highest total return, a combination of income and capital appreciation, consistent with reasonable risk.

             The fund follows a flexible investment program, investing in a mix of growth stocks and bonds.

             The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, U.S. government bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but the fund may invest up to 25% of total assets in foreign securities.

             The portfolio managers may shift the proportion of the fund's holdings, at different times favoring stocks or bonds (and within those asset classes, different types of securities), while still maintaining variety in terms of the securities, issuers and economic sectors represented.

             In choosing individual stocks, the managers favor large companies with a history of above-average growth, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

             The fund will normally sell a stock when it reaches a target price or when the managers believe its fundamental qualities have deteriorated.


             OTHER INVESTMENTS Normally, this fund's bond component consists mainly of investment-grade bonds (those in the top four grades of credit quality). However, the fund could invest up to 35% of total assets in junk bonds (i.e., grade BB and below). While the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them all.

             In deciding what types of bonds to buy and sell, the managers consider their relative potential for stability and attractive income, and other factors such as credit quality and market conditions. The fund may invest in bonds of any duration.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             An important factor is how stock markets perform -- something that depends on many influences, including economic, political and demographic trends. When stock prices fall, the value of your investment is likely to fall as well. Stock prices can be hurt by poor management, shrinking product demand and other business risks. Stock risks tend to be greater with smaller companies.

             The fund is also affected by the performance of bonds, which depends primarily on interest rate risk and credit risk. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Some bonds could be paid off earlier than expected, which would hurt the fund's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

            Other factors that could affect performance include:

               o the managers  could be wrong in their  analysis of  industries, companies or other matters

               o foreign  securities  may be  more  volatile  than  their  U.S.
                 counterparts, for reasons such as currency fluctuations and political and economic uncertainty

               o growth stocks may be out of favor for certain periods

               o a bond could fall in credit quality or go into default

               o derivatives could produce disproportionate losses

               o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
This fund is designed for investors interested in asset class diversification in a single fund that invests in a mix of stocks and bonds.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the performance figures for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did returns would be lower. The table shows how the performance for the fund's Class A, B and C shares compares with three broad-based market indices (which, unlike the fund, have no fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B.

Scudder Total Return Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           40.16
1992            2.49
1993           11.59
1994           -9.18
1995           25.80
1996           16.25
1997           19.14
1998           15.91
1999           14.60
2000           -2.78




Best Quarter: 17.08%, Q1 1991             Worst Quarter: -6.67%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                      -8.37               11.01               11.93
--------------------------------------------------------------------------------
Class B                      -6.32               11.14               11.53
--------------------------------------------------------------------------------
Class C                      -3.61               11.32               11.59
--------------------------------------------------------------------------------
Index 1                      -9.10               18.33               17.46
--------------------------------------------------------------------------------
Index 2                      10.12                6.11                7.36
--------------------------------------------------------------------------------
Index 3                     -22.42               18.15               17.33
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

Index 3: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                          Class A   Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(% of offering price)                                5.75%     None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge             None*     4.00%      1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                       0.53%     0.53%      0.53%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**                   0.25      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses***                                    0.23      0.38       0.30
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.01      1.91       1.83
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.225%, 0.375% and 0.300% for Class A, Class B and Class C shares, respectively.

Information has been restated to reflect a new fixed rate administrative fee.


Based on the figures above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $672        $878       $1,101       $1,740
--------------------------------------------------------------------------------
Class B shares                        594         900        1,232        1,782
--------------------------------------------------------------------------------
Class C shares                        286         576          990        2,148
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $672        $878       $1,101       $1,740
--------------------------------------------------------------------------------
Class B shares                        194         600        1,032        1,782
--------------------------------------------------------------------------------
Class C shares                        186         576          990        2,148
--------------------------------------------------------------------------------

Other Policies and Risks

             While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


             o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

             o As a temporary defensive measure, any of these funds could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

             o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security, based on their assessment of what would benefit shareholders most.

             o The funds may trade securities more actively than many funds, which could mean higher expenses (thus lowering return) and higher taxable distributions.

             o These funds' equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks.

             Euro conversion

             Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and understands that other key service providers are taking similar steps. Still, there's some risk that one or both of these problems could materially affect a fund's operations (such as its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

             For more information

             This prospectus doesn't tell you about every policy or risk of investing in the funds.

             If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

             Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

             The investment advisor

             The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

             The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

             The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

             Fund Name                                              Fee Paid
             -------------------------------------------------------------------
             Scudder Blue Chip Fund                                 0.55%
             -------------------------------------------------------------------
             Scudder Focus Value+Growth Fund                        0.72%
             -------------------------------------------------------------------
             Scudder Growth and Income Fund                         0.46%*
             -------------------------------------------------------------------
             Scudder Research Fund                                  0.70%
             -------------------------------------------------------------------
             Scudder Total Return Fund                              0.53%

             * Annualized. On February 7, 2000, the Fund changed the fiscal year end from December 31 to September 30.

             Scudder Growth and Income Fund has entered into a new investment management agreement with the advisor. The table below sets forth the new fee rates for the fund.

             Average Daily Net Assets                               Fee Rate

             -------------------------------------------------------------------
             Scudder Growth and Income Fund
             -------------------------------------------------------------------

             Investment Management Fee effective August 14, 2000
             -------------------------------------------------------------------
             first $14 billion                                       0.450%
             -------------------------------------------------------------------
             next $2 billion                                         0.425%
             -------------------------------------------------------------------
             next $2 billion                                         0.400%
             -------------------------------------------------------------------
             over $18 billion                                        0.385%

             Subadvisor for Scudder Focus Value+Growth Fund

             Effective June 11, 2001, Jennison Associates LLC, 466 Lexington Avenue, New York, NY 10017, an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey, is the subadvisor to the growth portion of Scudder Focus Value+Growth Fund. Jennison was founded in 1969 and has served as an investment advisor to registered investment companies since 1990. As of December 31, 2000, Jennison managed approximately $80.9 billion on behalf of its clients.

             Zurich Scudder Investments, Inc. pays a fee to Jennison Associates LLC for acting as subadvisor to Scudder Focus Value+Growth Fund at an annual rate based on the average combined daily net assets of the fund and SVS Focus Value+Growth Portfolio (another fund managed by Zurich Scudder Investments, Inc.). The fee is calculated as follows:

             Average Combined Daily Net Assets                      Fee Rate
             -------------------------------------------------------------------
             $0-$100 million                                         0.450%
             -------------------------------------------------------------------
             $100 million-$500 million                               0.400%
             -------------------------------------------------------------------
             $500 million-$1 billion                                 0.350%
             -------------------------------------------------------------------
             $1 billion-$2 billion                                   0.300%
             -------------------------------------------------------------------
             Over $2 billion                                         0.250%
             -------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Scudder Blue Chip Fund                    Scudder Research Fund
  Tracy McCormick                           Joann M. Barry
  Lead Portfolio Manager                    Lead Portfolio Manager
    o Began investment career in 1980          o Began investment career in 1988
    o Joined the advisor in 1994               o Joined the advisor in 1995
    o Joined the fund team in 1994             o Joined the fund team in 1999

  Gary A. Langbaum                          Anne T. Carney
    o Began investment career in 1970          o Began investment career in 1988
    o Joined the advisor in 1988               o Joined the advisor in 1992
    o Joined the fund team in 1998             o Joined the fund team in 2000

Scudder Focus Value+Growth Fund             Elizabeth D. Smith
  Lois Roman                                  o Began investment career in 1969
  Lead Portfolio Manager                      o Joined the advisor in 1973
    o Began investment career in 1988         o Joined the fund team in 1998
    o Joined the advisor in 1994
    o Joined the fund team in 2001         Scudder Total Return Fund
                                             Gary A. Langbaum
  Jonathan Lee                              Lead Portfolio Manager
    o Began investment career in 1985          o Began investment career in 1970
    o Joined the advisor in 1991               o Joined the advisor in 1988
    o Joined the fund team in 2001             o Joined the fund team in 1995

  Jennison Associates LLC is the            Robert S. Cessine
  subadvisor to the growth portion of
  the fund. The following people handle        o Began investment career in 1982
  the day-to-day management:                   o Joined the advisor in 1993
                                               o Joined the fund team in 1999
  Spiros Segalas
    o Began investment career in 1960         Tracy McCormick
    o Joined the subadvisor in 1969            o Began investment career in 1980
    o Joined the fund team in 2001             o Joined the advisor in 1994
  Kathleen McCarragher                         o Joined the fund team in 1998
    o Began investment career in 1982
    o Joined the subadvisor in 1998
    o Joined the fund team in 2001

Scudder Growth and Income Fund
  Kathleen T. Millard
  Lead Portfolio Manager
    o Began investment career in 1983
    o Joined the advisor in 1991
    o Joined the fund team in 1991

  Gregory S. Adams
    o Began investment career in 1987
    o Joined the advisor in 1999
    o Joined the fund team in 1999

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover). Because Class A, Class B and Class C shares of Scudder Growth and Income Fund are newly offered, there is no financial data for these shares as of the date of this prospectus.

Scudder Blue Chip Fund -- Class A


--------------------------------------------------------------------------------
Years ended October 31,                2000     1999     1998     1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period  $20.76  $16.61   $17.68   $17.14   $14.87
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) (a)      (.03)    .02      .11      .18      .22
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions     1.78    4.55     1.17     3.70     3.45
--------------------------------------------------------------------------------
  Total from investment operations      1.75    4.57     1.28     3.88     3.67
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --      --     (.16)    (.21)    (.20)
--------------------------------------------------------------------------------
  Net realized gain on investment
  transactions                          (.75)   (.42)   (2.19)   (3.13)   (1.20)
--------------------------------------------------------------------------------
  Total distributions                   (.75)   (.42)   (2.35)   (3.34)   (1.40)
--------------------------------------------------------------------------------
Net asset value, end of period        $21.76  $20.76   $16.61   $17.68   $17.14
--------------------------------------------------------------------------------
Total return (%) (b)                    8.51   27.96     7.80    26.78    26.72
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                     650,881 547,027  378,450  307,726  198,968
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.17    1.19     1.29     1.19     1.26
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.16    1.19     1.29     1.19     1.26
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              (.14)    .13      .62     1.07     1.40
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               89      75      157      183      166
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder Blue Chip Fund -- Class B


--------------------------------------------------------------------------------
Years ended October 31,                 2000     1999     1998     1997    1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period  $20.50   $16.55   $17.61   $17.09  $14.82
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) (a)      (.20)    (.14)    (.03)     .04     .10
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions     1.75     4.51     1.17     3.67    3.45
--------------------------------------------------------------------------------
  Total from investment operations      1.55     4.37     1.14     3.71    3.55
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --       --     (.01)    (.06)   (.08)
--------------------------------------------------------------------------------
  Net realized gain on investment
  transactions                          (.75)    (.42)   (2.19)   (3.13)  (1.20)
--------------------------------------------------------------------------------
  Total distributions                   (.75)    (.42)   (2.20)   (3.19)  (1.28)
--------------------------------------------------------------------------------
Net asset value, end of period        $21.30   $20.50   $16.55   $17.61  $17.09
--------------------------------------------------------------------------------
Total return (%) (b)                    7.62    26.83     6.96    25.62   25.82
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                     453,924  314,154  174,475  123,449  54,085
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.98     2.07     2.10     2.06    2.08
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.97     2.07     2.10     2.06    2.08
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              (.95)    (.75)    (.19)     .20     .58
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               89       75      157      183     166
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder Blue Chip Fund -- Class C

--------------------------------------------------------------------------------
Years ended October 31,                2000     1999     1998     1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period  $20.64  $16.65   $17.69   $17.15   $14.88
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) (a)      (.20)   (.13)    (.01)     .03      .10
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions     1.78    4.54     1.18     3.71     3.45
--------------------------------------------------------------------------------
  Total from investment operations      1.58    4.41     1.17     3.74     3.55
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --      --     (.02)    (.07)    (.08)
--------------------------------------------------------------------------------
  Net realized gain on investment
  transactions                          (.75)   (.42)   (2.19)   (3.13)   (1.20)
--------------------------------------------------------------------------------
  Total distributions                   (.75)   (.42)   (2.21)   (3.20)   (1.28)
--------------------------------------------------------------------------------
Net asset value, end of period        $21.47  $20.64   $16.65   $17.69   $17.15
--------------------------------------------------------------------------------
Total return (%) (b)                    7.72   26.91     7.08    25.71    25.75
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                      75,076  44,158   22,745   10,609    3,105
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.93    1.98     2.03     2.00     2.05
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.93    1.97     2.03     2.00     2.05
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              (.91)   (.65)    (.12)     .26      .61
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               89      75      157      183      166
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Prior to June 11, 2001, the fund was named Kemper Value+Growth Fund and operated with a different investment strategy and a different advisor managed the growth portion of the fund. Performance would have been different if the fund's current policies and subadvisor/multi-manager arrangement had been in effect.


Scudder Focus Value+Growth Fund -- Class A

--------------------------------------------------------------------------------
Year Ended November 30,               2000      1999      1998    1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                           $18.30    $15.82    $14.62  $12.95 $10.02
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)        (.03)(a)   .03(a)    .01     .02    .05
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions    .04      2.68      1.69    2.48   2.88
--------------------------------------------------------------------------------
  Total from investment operations     .01      2.71      1.70    2.50   2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions            (2.24)     (.23)     (.50)   (.83)    --
--------------------------------------------------------------------------------
  Total distributions                (2.24)     (.23)     (.50)   (.83)    --
--------------------------------------------------------------------------------
Net asset value, end of period      $16.07    $18.30    $15.82  $14.62 $12.95
--------------------------------------------------------------------------------
Total return (%) (c)                  (.96)    17.42(b)  12.06   20.83  29.24(b)
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets at end of period
($ in thousands)                    76,372    89,662    76,705  52,059 20,432
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        1.51(d)   1.42      1.42    1.41   1.59
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        1.50(d)   1.41      1.42    1.41   1.47
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                            (.16)     (.15)      .22     .35    .43
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             43       105        92      56     82
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of sales charges.

(d) The ratio of operating expenses excluding costs incurred in connection with the reorganization before expense reductions were 1.48%, 2.30%, 2.50% for Class A, B, C respectively and after expenses reductions were 1.47%, 2.29%, 2.49% for Class A, B, C respectively.

Scudder Focus Value+Growth Fund -- Class B

--------------------------------------------------------------------------------
Year ended November 30,        2000       1999      1998       1997      1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                     $17.68    $15.40     $14.37    $12.83    $10.02
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income
  (loss)                        (.16)(a)  (.10)(a)   (.07)     (.07)     (.04)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                   .05      2.61       1.60      2.44      2.85
--------------------------------------------------------------------------------
  Total from investment
  operations                    (.11)     2.51       1.53      2.37      2.81
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions      (2.24)     (.23)      (.50)     (.83)       --
--------------------------------------------------------------------------------
  Total distributions          (2.24)     (.23)      (.50)     (.83)       --
--------------------------------------------------------------------------------
Net asset value, end
of period                     $15.33    $17.68     $15.40    $14.37    $12.83
--------------------------------------------------------------------------------
Total return (%) (c)           (1.75)    16.58(b)   11.06(b)  19.96(b)  28.04(b)
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets at end of year
($ in thousands)              67,893    74,352     62,287    42,888    17,617
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)          2.35(d)   2.31       2.38      2.32      2.44
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)          2.34(d)   2.19       2.27      2.27      2.27
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)               (.99)     (.93)      (.63)     (.51)     (.37)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)       43       105         92        56        82
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of sales charges.

(d) The ratio of operating expenses excluding costs incurred in connection with the reorganization before expense reductions were 1.48%, 2.30%, 2.50% for Class A, B, C respectively and after expenses reductions were 1.47%, 2.29%, 2.49% for Class A, B, C respectively.

Scudder Focus Value+Growth Fund -- Class C

--------------------------------------------------------------------------------
Year ended November 30,            2000      1999      1998      1997    1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                        $17.68    $15.40    $14.37    $12.84  $10.01
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)     (.20)(a)  (.11)(a)  (.04)     (.05)   (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain on investment
  transactions                      .06      2.62      1.57      2.41    2.87
--------------------------------------------------------------------------------
  Total from investment
  operations                       (.14)     2.51      1.53      2.36    2.83
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions         (2.24)     (.23)     (.50)     (.83)     --
--------------------------------------------------------------------------------
Total distributions               (2.24)     (.23)     (.50)     (.83)     --
--------------------------------------------------------------------------------
Net asset value, end of period   $15.30    $17.68    $15.40    $14.37  $12.84
--------------------------------------------------------------------------------
Total return (%) (c)              (1.94)    16.58(b)  11.06(b)  19.86(b)28.27(b)
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets at end of year
($ in thousands)                 10,946     9,379     5,799     2,794   1,043
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)             2.56(d)   2.68      2.16      2.15    2.22
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     2.55(d)   2.14      2.16      2.15    2.22
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        (1.17)     (.88)     (.52)     (.39)   (.32)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          43       105        92        56      82
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of sales charges.

(d) The ratio of operating expenses excluding costs incurred in connection with the reorganization before expense reductions were 1.48%, 2.30%, 2.50% for Class A, B, C respectively and after expenses reductions were 1.47%, 2.29%, 2.49% for Class A, B, C respectively.

Scudder Research Fund(1) -- Class A

                                                        From December 31, 1998
                                      Year ended    (commencement of operations)
                                    August 31, 2000      to August 31, 1999
--------------------------------------------------------------------------------
Net asset value, beginning
of period                              $10.12                  $9.50
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss) (a)      (0.07)                 (0.01)
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions      3.26                   0.63
--------------------------------------------------------------------------------
Total from investment operations         3.19                   0.62
--------------------------------------------------------------------------------
  Net asset value, end of period       $13.31                 $10.12
--------------------------------------------------------------------------------
  Total return (%) (b) (c)              31.52                   6.53**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                        1,553                  1,083
--------------------------------------------------------------------------------

Ratio of expenses before expense
reductions (%)                           3.80                   2.33*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           1.49                   1.48*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              (0.56)                 (0.08)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               101                     78*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Research Fund to Scudder Research Fund.

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of any sales charges.

*   Annualized

**  Not annualized

Scudder Research Fund(1) -- Class B

                                      Year ended       From December 31, 1998
                                    August 31, 2000 (commencement of operations)
                                                        to August 31, 1999
--------------------------------------------------------------------------------
Net asset value, beginning            $10.06                   $9.50
of period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:

  Net investment income (loss) (a)     (0.16)                  (0.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain      3.22                    0.63
  (loss) on investment transactions
--------------------------------------------------------------------------------
Total from investment operations        3.06                    0.56

  Net asset value, end of period      $13.12                  $10.06
--------------------------------------------------------------------------------
  Total return (%) (b) (c)             30.42                    5.89**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                       1,381                   1,059
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          4.51                    3.27*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          2.30                    2.42*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                             (1.37)                  (1.02)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)              101                      78*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Research Fund to Scudder Research Fund.

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of any sales charges.

*   Annualized

**  Not annualized

Scudder Research Fund^(1) -- Class C

                                      Year ended       From December 31, 1998
                                    August 31, 2000 (commencement of operations)
                                                        to August 31, 1999
--------------------------------------------------------------------------------
Net asset value, beginning            $10.06                   $9.50
of period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:

  Net investment income (loss) (a)     (0.16)                  (0.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain      3.22                    0.63
  (loss) on investment transactions
--------------------------------------------------------------------------------
Total from investment operations        3.06                    0.56
--------------------------------------------------------------------------------
  Net asset value, end of period      $13.12                  $10.06
--------------------------------------------------------------------------------
  Total return (%) (b) (c)             30.42                    5.89**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                       1,381                   1,059
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          4.51                    3.27*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          2.31                    2.42*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                             (1.37)                  (1.02)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)              101                      78*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Research Fund to Scudder Research Fund.

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of any sales charges.

*   Annualized

**  Not annualized

Scudder Total Return Fund -- Class A

--------------------------------------------------------------------------------
Year ended October 31,         2000        1999       1998      1997       1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of period          $11.35      $10.54     $11.34     $11.28    $10.60
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income
  (loss)                        .26(a)      .30(a)     .29        .31       .28
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                  .47        1.50        .77       1.57      1.24
--------------------------------------------------------------------------------
  Total from investment
  operations                    .73        1.80       1.06       1.88      1.52
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.28)       (.31)      (.31)      (.33)     (.34)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions      (.46)       (.68)     (1.55)     (1.49)     (.50)
--------------------------------------------------------------------------------
  Total distributions          (.74)       (.99)     (1.86)     (1.82)     (.84)
--------------------------------------------------------------------------------
Net asset value, end of
period                       $11.34      $11.35     $10.54     $11.34    $11.28
--------------------------------------------------------------------------------
Total return (%) (b)           6.52       17.91      10.47      18.95     15.34
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of
period
($ thousands)             2,861,856   2,884,634  2,406,414  2,079,560 1,865,933
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         1.02        1.02       1.01       1.01      1.05
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         1.01        1.02       1.01       1.01      1.05
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)              2.29        2.71       2.75       2.92      2.76
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                              95          64         80        122        85
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder Total Return Fund -- Class B




--------------------------------------------------------------------------------
Year ended October 31,        2000        1999       1998      1997       1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of period          $11.34      $10.52     $11.33     $11.27    $10.59
--------------------------------------------------------------------------------
Income (loss) from
investment operations:

  Net investment income
  (loss)                        .16(a)      .19(a)     .19        .22       .19
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                  .46        1.50        .75       1.55      1.23
--------------------------------------------------------------------------------
  Total from investment
  operations                    .62        1.69        .94       1.77      1.42
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income        (.16)       (.19)      (.20)      (.22)     (.24)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions      (.46)       (.68)     (1.55)     (1.49)     (.50)
--------------------------------------------------------------------------------
  Total distributions          (.62)       (.87)     (1.75)     (1.71)     (.74)
--------------------------------------------------------------------------------
Net asset value, end
of period                    $11.34      $11.34     $10.52     $11.33    $11.27
--------------------------------------------------------------------------------
Total return (%) (b)           5.58       16.76       9.30      17.86     14.28
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of
period
($ in thousands)            556,449     744,232    877,077  1,132,158 1,132,718
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         1.91        2.03       2.01       1.95      1.99
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         1.90        2.03       2.01       1.95      1.99
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)              1.40        1.70       1.75       1.98      1.82
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                              95          64         80        122        85
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder Total Return Fund -- Class C

--------------------------------------------------------------------------------
Year ended October 31,         2000        1999       1998      1997       1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of period          $11.32      $10.54     $11.34     $11.28    $10.61
--------------------------------------------------------------------------------
Income (loss) from
investment operations:

  Net investment income
  (loss)                        .16(a)      .20(a)     .20        .22       .20
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                  .47        1.48        .77       1.56      1.22
--------------------------------------------------------------------------------
  Total from investment
  operations                    .63        1.68        .97       1.78      1.42
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income        (.18)       (.22)      (.22)      (.23)     (.25)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions      (.46)       (.68)     (1.55)     (1.49)     (.50)
--------------------------------------------------------------------------------
  Total distributions          (.64)       (.90)     (1.77)     (1.72)     (.75)
--------------------------------------------------------------------------------
Net asset value, end of
period                       $11.31      $11.32     $10.54     $11.34    $11.28
--------------------------------------------------------------------------------
Total return (%) (b)           5.63       16.64       9.50      17.92     14.31
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of
period ($ in thousands)      61,069      42,841     25,681     17,472    11,067
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         1.87        1.89       1.90       1.90      1.89
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         1.86        1.89       1.90       1.90      1.89
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)              1.44        1.84       1.86       2.03      1.92
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                              95          64         80        122        85
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------

Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page

o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
                                            Class C
o 0.25% service fee*
--------------------------------------------------------------------------------

Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero six years after purchase

o Deferred sales charge declining from    o Shares automatically convert to
  4.00%, charged when you sell shares       Class A six years after purchase,
  you bought within the last six years      which means lower annual expenses
                                            going forward

o 1.00% distribution/service fee*
--------------------------------------------------------------------------------

Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
                                            to Class A, so annual expenses
o Deferred sales charge of 1.00%,           remain higher
  charged when you sell shares you
  bought within the last year

o 1.00% distribution/service fee*
--------------------------------------------------------------------------------

* For Scudder Total Return Fund, pending shareholder approval, each class's current shareholder services fee will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved the Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                        Sales charge as a    Sales charge as a % of
Your investment        % of offering price     your net investment
---------------------------------------------------------------------
Up to $50,000                  5.75                   6.10
---------------------------------------------------------------------
$50,000-$99,999                4.50                   4.71
---------------------------------------------------------------------
$100,000-$249,999              3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999              2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999              2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The funds may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                     4.00%
---------------------------------------------------------------------
Second or third year                            3.00
---------------------------------------------------------------------
Fourth or fifth year                            2.00
---------------------------------------------------------------------
Sixth year                                      1.00
---------------------------------------------------------------------
Seventh year and later         None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares            CDSC on shares you sell
---------------------------------------------------------------------
First year                                       1.00%
---------------------------------------------------------------------
Second year and later                            None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.


While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares


Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------

$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------

Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and an investment slip to us
o Send it to us at the appropriate          at the appropriate address below
  address, along with an investment check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------

By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------

By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------

With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------

On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Regular mail:
Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------

$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 52
existing accounts

----------------------------------------------------------------------------------

Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for you
----------------------------------------------------------------------------------

By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your         o a daytime telephone number
  account

o a daytime telephone number
----------------------------------------------------------------------------------

With an automatic exchange plan

o To set up regular exchanges from a      --
  fund account, call (800) 621-1048
----------------------------------------------------------------------------------

With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
----------------------------------------------------------------------------------

On the Internet

o Go to www.scudder.com and register      --

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to a fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through a systematic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year service and distribution fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; Scudder Growth and Income Fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund has a regular schedule for paying out any earnings to shareholders.

Income for Scudder Growth and Income Fund and Scudder Total Return Fund is declared and paid quarterly in March, June, September and December. Long-term and short-term capital gains for Scudder Growth and Income Fund and Scudder Total Return Fund are paid in December. Scudder Blue Chip Fund, Scudder Focus Value+Growth Fund, and Scudder Research Fund each intend to pay dividends and distributions to its shareholders in December. If necessary, all funds may distribute at other times as needed.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from the fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call (800) 621-1048.

Statements of Additional Information (SAIs) -- These tell you more about each fund's features and policies, including additional risk information. The SAIs are incorporated by reference into this document (meaning that they're legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC. If you're a shareholder and have questions, please contact Scudder Investments (see below). Materials you get from Scudder Investments are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

--------------------------------------------------------------------------------

Scudder Investments                       SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                 450 Fifth Street, N.W.
Chicago, IL 60606-5808                    Washington, D.C. 20549-6009
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090


SEC File Numbers
--------------------------------------------------------------------------------
Scudder Blue Chip Fund                    811-5357

Scudder Focus Value+Growth Fund           811-7331

Scudder Growth and Income Fund            811-43

Scudder Research Fund                     811-09057

Scudder Total Return Fund                 811-1236



Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
Tel (800) 621-1048


SCUDDER
INVESTMENTS


A member of the [LOGO] Zurich Scudder Investments